Trade Receivables	12 Months Ended
Dec. 31, 2024
Trade Receivables [Abstract]
Trade receivables

8. Trade receivables

	As of	As of
	December 31,	December 31,
	2023	2024
	MYR	MYR	USD
Receivables from farm solutions sales
- from third parties	8,412,500	19,234,500	4,303,502
- from related parties	4,000,001	1,100,000	246,113
Receivables from vegetable sales
- from third parties	787,521	16,693,373	3,734,953
- from related parties	2,041,690	32,841	7,348
Total trade receivables, gross	15,241,712	37,060,714	8,291,916
Less: loss allowances for expected credit loss	(82,597)	(743,860)	(166,430)
Total trade receivables, net	15,159,115	36,316,854	8,125,486

Aging analysis of gross trade receivables, based on the date of revenue recognition, as of December 31, 2023 and 2024 are as follows:

	As of	As of
	December 31,	December 31,
	2023	2024
	MYR	MYR	USD
Within 3 months	13,191,314	30,278,889	6,774,559
More than 3 months but within 6 months	808,830	3,010,069	673,469
More than 6 months but within 1 year	950,796	2,470,419	552,728
More than 1 year	290,772	1,301,337	291,160
Total trade receivables, gross	15,241,712	37,060,714	8,291,916

All trade receivables classified as current are expected to be recovered within one year based on historical collection and experience. Generally, as of December 31, 2024, credit terms for retail outlet customers are due within 30 to 60 days (2023: 30 to 60 days), while credit terms for industrial business customers are due within 30 to 104 days (2023: 30 days to 104 days), from the date of revenue recognition. Further details on the Group’s credit policy and credit risk arising from trade debtors are set out in note 15(a)(i).